Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	ARD Finance S.A.
Entity Central Index Key	0001698039
Document Type	6-K
Document Period End Date	Dec. 31, 2017
Amendment Flag	true
Amendment Description	Change in presentation currency from euro to U.S. dollar pursuant to a change in accounting policy.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY